PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	$ 235	$ 404
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	22.00%	27.00%
Fixed Income Securities (including cash) (in percent)	25.00%	33.00%
Real Estate (in percent)	9.00%	9.00%
Other (in percent)	44.00%	31.00%
Total (in percent)	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	2.00%
Fixed Income Securities (including cash) (in percent)	63.00%	67.00%
Real Estate (in percent)	2.00%	1.00%
Other (in percent)	32.00%	30.00%
Total (in percent)	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	18.00%	8.00%
Fixed Income Securities (including cash) (in percent)	59.00%	58.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	23.00%	34.00%
Total (in percent)	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	15.00%	20.00%
Fixed Income Securities (including cash) (in percent)	16.00%	24.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	63.00%	67.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	32.00%	30.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	18.00%	8.00%
Fixed Income Securities (including cash) (in percent)	59.00%	58.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	6.00%	7.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	7.00%	7.00%
Fixed Income Securities (including cash) (in percent)	9.00%	9.00%
Real Estate (in percent)	9.00%	9.00%
Other (in percent)	44.00%	31.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	2.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	2.00%	1.00%
Other (in percent)	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	17.00%	27.00%